Cover	Jun. 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 06, 2024
Entity File Number	001-40061
Entity Registrant Name	Catcha Investment Corp
Entity Central Index Key	0001838293
Entity Tax Identification Number	98-1574476
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3 Raffles Place #06-01
Entity Address, City or Town	Bharat Building
Entity Address, Country	SG
Entity Address, Postal Zip Code	048617
City Area Code	+65
Local Phone Number	6325-2788
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	CHAA
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable